Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer Agency	Dec. 31, 2018 USD ($) Agency customer	Dec. 31, 2017 Agency
Concentration of risks
Cash, cash equivalents and short-term investments	$ 2,404,220	$ 1,825,865
Current liabilities denominated in RMB	800,855	629,844
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 2,210,000	1,730,000
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 936,900	$ 950,800
Percentage of benchmark derived from specified source	39.00%	52.00%
Consolidated net revenues benchmark | Customer concentration risk
Concentration of risks
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	6.00%	7.00%	7.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	14.00%	13.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Customer 1
Concentration of risks
Number of customers | customer	1	1
Percentage of benchmark derived from specified source	8.00%	22.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 422,200	$ 368,800
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 744,200	$ 620,400
Percentage of benchmark derived from specified source	93.00%	99.00%
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10	10	10
Percentage of benchmark derived from specified source	28.00%	26.00%	23.00%